Disposals treated as Discontinued operations (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 04, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposals treated as Discontinued operations
(Loss)/profit for the year from Discontinued operations		€ (21)	€ (15)	€ 1,274
Discontinued operations
Disposals treated as Discontinued operations
Net sales				1,075
Cost of sales				(244)
Gross profit				831
Research and development expenses				(498)
Selling, general and administrative expenses		(7)	(11)	(213)
Other income and expenses		(15)	(4)	(23)
Operating (loss)/profit		(22)	(15)	97
Financial income and expenses		6	14	(9)
(Loss)/profit before tax		(16)	(1)	88
Income tax (expense)/benefit		(10)	(28)	8
(Loss)/profit for the year, ordinary activities		(26)	(29)	96
Gain on the sale, net of tax		5	14	1,178
(Loss)/profit for the year from Discontinued operations		(21)	(15)	€ 1,274
HERE Business | Discontinued operations
Disposals treated as Discontinued operations
Gain on the sale, net of tax	€ 1,178	€ 5	7
D&S Business | Discontinued operations
Disposals treated as Discontinued operations
Gain on the sale, net of tax			€ 7